Share Capital - Stock option (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($) $ / shares
Disclosure of range of exercise prices of outstanding share options
Total share-based compensation	$ 1,593,539	$ 1,935,681
Share options
Disclosure of range of exercise prices of outstanding share options
Stock options			218,438
Outstanding options as percentage on issued and outstanding share capital	4.10%
Total share-based compensation	$ 1,546,771	2,001,087
Share options | Minimum
Disclosure of range of exercise prices of outstanding share options
Exercise price | $ / shares			$ 3.10
Share options | Maximum
Disclosure of range of exercise prices of outstanding share options
Exercise price | $ / shares			$ 8.80
SAR
Disclosure of range of exercise prices of outstanding share options
Total share-based compensation	$ 46,768	$ (65,406)